Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: Accumulated depreciation	$ (300,812)	$ (243,336)	$ (172,194)
Less: Impairment loss	(35,617)	(34,168)	(34,163)
Totals	179,688	201,539	242,185
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	44,955	27,627	27,027
Office facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	22,320	20,838	20,834
Machinery equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	148,576	142,530	142,512
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 300,266	$ 288,048	$ 258,169